Report for the Calendar Year or Quarter Ended:	June 30, 2002

Check here if Amendment  [    ];     Amendment Number:
This Amendment  (check only one): 	[    ]  is a restatement
					[    ]  adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Professional Advisory Services, Inc.
Address:		2770 Indian River Blvd. - Suite 204
			Vero Beach, FL  32960

13F File Number:  28-3358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing the report on behalf of Reporting Manager:
Name:	Kenneth M. Ligon
Title:	Secretary/Treasurer
Phone:	772-778-0552
Signature, Place and Date of Signing: ________________________

	David A. Jaffe, MD 	Vero Beach, FL		July 30, 2002

Report type  (check one only):
	[ x  ]	13F Holdings Report
	[    ]	13F Notice Filing
	[    ]	13F Combination Report
List of other managers reporting for this Manager:		NONE

I am signing this report as required by the Securities Exchange Act of 1934.



                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	39

Form 13F Information Table Value Total:	$202,717

List of Other Managers Included:		NONE


ITEM 1:
ITEM 2:
ITEM 3:
ITEM 4:
ITEM 5:
ITEM 6(a):
ITEM 8(a):

NAME OF ISSUER
COM
CUSIP
MKT VAL
SHARES PR
SOLE
SOLE
D
AES CORP
COM
00130H105
1309
241470
241470
241470
D
 AMERICAN INTERNATIONAL GP
COM
026874107
9705
142239
142239
142239
D
ANHEUSER-BUSCH COS
COM
035229103
6919
138380
138380
138380
D
AUTOMATIC DATA PROCESSING
COM
053015103
7383
169540
169540
169540
D
BANCO SANTANDER CENT HISP
COM
05964H105
6463
829707
829707
829707
D
BELLSOUTH CORP
COM
079860102
375
11911
11911
11911
D
BRISTOL MYERS SQUIBB CO.
COM
110122108
293
11417
11417
11417
D
CISCO SYSTEMS
COM
17275R102
3706
265694
265694
265694
D
CITIGROUP, INC.
COM
172967101
10418
268846
268846
268846
D
DISNEY, WALT
COM
254687106
5929
313680
313680
313680
D
DUKE POWER
COM
264399106
7221
232200
232200
232200
D
ELECTRONIC DATA SYSTEMS
COM
285661104
4217
113515
113515
113515
D
EMC CORP
COM
268648102
1122
148640
148640
148640
D
ERICSSON LM TEL - ADR
COM
294821400
218
151145
151145
151145
D
EXXON MOBIL CORP
COM
30231G102
10924
266952
266952
266952
D
GENERAL ELECTRIC
COM
369604103
8686
298988
298988
298988
D
GOLDMAN SACHS
COM
38141G104
5453
74340
74340
74340
D
HARBOR FLORIDA BANCSHARES
COM
411901101
308
14800
14800
14800
D
HEWLETT PACKARD
COM
428236103
222
14559
14559
14559
D
JOHNSON & JOHNSON
COM
478160104
8847
169279
169279
169279
D
MCGRAW HILL CO'S
COM
580645109
5411
90635
90635
90635
D
MEDTRONIC INC
COM
585055106
7360
171762
171762
171762
D
MERCK & CO.
COM
589331107
7320
144548
144548
144548
D
MICROSOFT
COM
594918104
8904
162775
162775
162775
D
NORTHERN TRUST
COM
665859104
4048
91865
91865
91865
D
ORACLE CORP
COM
68389X105
3437
362945
362945
362945
D
PEPSICO
COM
713448108
7930
164530
164530
164530
D
PFIZER INC
COM
717081103
8793
251219
251219
251219
D
PITNEY-BOWES
COM
724479100
4979
125350
125350
125350
D
POLARIS INDUSTRIES
COM
731068102
5753
88500
88500
88500
D
PROCTOR & GAMBLE
COM
742718109
6226
69725
69725
69725
D
ROYAL DUTCH PETROL.
COM
780257804
730
13200
13200
13200
D
SCHERING PLOUGH CORP
COM
806605101
318
12915
12915
12915
D
STATE STREET CORP
COM
857477103
9119
204000
204000
204000
D
TALBOTS, INC
COM
874161102
4386
125325
125325
125325
D
TYCO INTL
COM
902124106
2984
220880
220880
220880
D
UNITED PARCEL SERVICE
COM
911312106
6710
108665
108665
108665
D
VIACOM CL B
COM
925524308
7860
177143
177143
177143
D
WAL-MART
COM
931142103
731
13284
13284
13284
S
REPORT SUMMARY
39
RECORDS
202717
0
OTHER MANAGERS